Equity Investees Information, Statements of Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended				12 Months Ended				12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2012 Minimum	Mar. 31, 2012 Maximum	Mar. 31, 2012 Sony Ericsson	Mar. 31, 2011 Sony Ericsson	Mar. 31, 2010 Sony Ericsson	Feb. 15, 2012 Sony Ericsson	Mar. 31, 2012 S-LCD	Mar. 31, 2011 S-LCD	Mar. 31, 2010 S-LCD	Jun. 30, 2011 S-LCD	Mar. 31, 2012 Others	Mar. 31, 2011 Others	Mar. 31, 2010 Others	Mar. 31, 2012 Others Minimum	Mar. 31, 2011 Others Minimum	Mar. 31, 2010 Others Minimum	Mar. 31, 2012 Others Maximum	Mar. 31, 2011 Others Maximum	Mar. 31, 2010 Others Maximum
Related Party Transaction [Line Items]
Net revenues	¥ 745,510	¥ 1,750,023	¥ 1,957,300			¥ 475,898	¥ 673,464	¥ 837,149		¥ 146,002	¥ 807,955	¥ 796,575		¥ 123,610	¥ 268,604	¥ 323,576
Operating income (loss)	(43,636)	46,610	(47,874)			(44,239)	16,453	(81,385)		(4,644)	12,527	3,825		5,247	17,630	29,686
Other income (expense), net						4,504	(1,572)	(4,676)		(3,098)	(4,119)	(4,055)
Income (loss) before income taxes						(39,735)	14,881	(86,061)		(7,742)	8,408	(230)
Income tax (expense) benefit						(73,054)	(6,065)	20,470		(374)	3,094	53
Net income (loss) attributable to noncontrolling interests						(2,729)	(520)	(3,318)
Net income (loss) attributable to controlling interests	(122,684)	28,693	(52,022)			(115,518)	8,296	(68,909)		(8,116)	11,502	(177)		950	8,895	17,064
Percentage of ownership in equity investees				20.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%				20.00%	20.00%	20.00%	50.00%	50.00%	50.00%
Equity in net income (loss) of affiliated companies, before consolidating and reconciling adjustments						(57,759)	4,148	(34,455)		(4,058)	5,751	(89)
Consolidation and reconciling adjustments:
Impairment loss including translation adjustments										(60,019)
Other						79	7	(59)		(1)	1,463	476
Equity in net income (loss) of affiliated companies	¥ (121,697)	¥ 14,062	¥ (30,235)			¥ (57,680)	¥ 4,155	¥ (34,514)		¥ (64,078)	¥ 7,214	¥ 387		¥ 61	¥ 2,693	¥ 3,892